Accumulated other comprehensive income (loss)	6 Months Ended
Jun. 30, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)
    AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain (loss) on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2022	$(76,615)	$(3,514)	$8,452	$(71,677)
OCI	(18,013)	(128,838)	23,722	(123,129)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	(5,489)	34,543	4,039	33,093
Net current period OCI	$(23,502)	$(94,295)	$27,761	$(90,036)
OCI attributable to the non-controlling interests	1,650	—	—	1,650
Net current period OCI attributable to shareholders of AQN	(21,852)	(94,295)	27,761	(88,386)
Balance, December 31, 2022	$(98,467)	$(97,809)	$36,213	$(160,063)
OCI	16,343	52,435	—	68,778
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	(788)	1,851	(1,303)	(240)
Net current period OCI	$15,555	$54,286	$(1,303)	$68,538
OCI attributable to the non-controlling interests	(212)	—	—	(212)
Net current period OCI attributable to shareholders of AQN	$15,343	$54,286	$(1,303)	$68,326
Balance, June 30, 2023	$(83,124)	$(43,523)	$34,910	$(91,737)
Amounts reclassified from AOCI for foreign currency cumulative translation affected derivative gain (loss); those for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales, interest expense and derivative gain (loss); while those for pension and other post-employment actuarial changes affected pension and other post-employment non-service costs.